Offerings - Offering: 1	Jun. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share
Amount Registered | shares	5,700,000
Proposed Maximum Offering Price per Unit	15.71
Maximum Aggregate Offering Price	$ 89,547,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 12,366.44
Offering Note	1a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of common stock of Enviri II Corporation (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's common stock. 1b. Represents 5,700,000 shares of the Registrant's common stock that were authorized for issuance in respect of awards under the Registrant's 2026 Omnibus Incentive Plan. 1c. Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $15.71 was computed by averaging the high and low prices of a share of the Registrant's common stock on the "when-issued" trading market as reported NYSE on May 27, 2026, a date within five business days prior to the date of the filing of this Registration Statement.